Earnings per share - Schedule of income and share data used in calculation of basic earnings per share (Details) - MXN ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jan. 03, 2021	Dec. 31, 2019
Net income (in thousands of pesos)
Attributable to Owners of the Company	$ 1,804,590	$ 338,361	$ 472,142
Shares (in thousands of shares)
Basic	36,974	34,083	30,200
Diluted	37,337	34,383	30,200
Basic earnings per share (pesos per share)	$ 48.81	$ 9.93	$ 15.63
Diluted earnings per share (pesos per share)	$ 48.33	$ 9.84	$ 15.63